Cover	Dec. 14, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 14, 2022
Entity File Number	001-40946
Entity Registrant Name	M3-BRIGADE ACQUISITION III CORP.
Entity Central Index Key	0001856589
Entity Tax Identification Number	86-3185502
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1700 Broadway
Entity Address, Address Line Two	19th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	(212)
Local Phone Number	202-2200
Written Communications	true
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock and one-third of one redeemable public warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-third of one redeemable public warrant
Trading Symbol	MBSC.U
Security Exchange Name	NYSE
Class A common stock, par value $0.0001 per share
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	MBSC
Security Exchange Name	NYSE
Public warrants, each whole public warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Title of 12(b) Security	Public warrants, each whole public warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	MBSC WS
Security Exchange Name	NYSE